Other financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Other financial assets [Line Items]
Disclosure of detailed information about other financial assets [Text Block]
The balance of other financial assets as of December 31, 2018 and 2017 is as follows:
	2018	2017
Assets measured at fair value through profit or loss
Investment Portfolio – Local currency	3,389,869	3,310,338
Investment Portfolio – Foreign currency	4,754,369	3,194,287
	8,144,238	6,504,625
Assets measured at amortized cost	3,577	3,636
Hedging instruments	-	25,464
	8,147,815	6,533,725

Current	5,321,098	2,967,878
Non–current	2,826,717	3,565,847
	8,147,815	6,533,725

Disclosure of detailed information about maturity analysis of other financial assets [text Block]
The following are the maturities of other financial assets as of December 31, 2018 and 2017:
	2018	2017
Up to 1 year	5,321,098	2,967,878
1 – 2 years	1,847,241	1,588,145
2 – 5 years	823,425	1,817,558
> 5 years	156,051	160,144
	8,147,815	6,533,725

Disclosure of fair value measurement of assets [text block]	The following is the balance of other financial assets by fair value hierarchy level as of December 31, 2018 and 2017:
	2018	2017
Level 1	372,636	317,912
Level 2	7,771,602	6,186,713
	8,144,238	6,504,625

Other financial assets [Member]
Other financial assets [Line Items]
Disclosure of external credit grades [text block]
The following table reflects the credit quality of the issuers of other financial assets measured at fair value through profit or loss:

	2018	2017
A1	3,148,043	1,149,606
AAA	3,105,894	3,175,727
BRC1+	611,905	-
F1+	353,175	-
AA-	455,584	233,668
AA+	193,747	1,067,989
A+	161,160	175,767
A	80,334	300,179
AA	15,430	-
BBB+	18,731	-
BBB	-	21,835
BBB-	-	378,939
No rating available	235	915
	8,144,238	6,504,625